Average Annual Total Returns - Invesco BulletShares 2027 High Yield Corporate Bond ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes) 1Year	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 12, 2019	5.49%	6.66%	3.43%	4.66%	3.15%	4.17%	8.22%	8.79%	7.11%	7.42%